Stockholders Deficit (Details) - USD ($)	6 Months Ended	12 Months Ended	24 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
STOCKHOLDERS' DEFICIT:
Number of shares, Options Outstanding, Beginning	4,664,589	4,162,067	3,812,953
Number of shares, Options Outstanding, granted	525,000	502,522	492,695
Number of shares, Options Outstanding, exercised	294,448	0	0
Number of shares, Options Outstanding, Ending Balance	4,895,141	4,664,589	4,162,067
Number of shares, Options Outstanding, cancelled/forfeited		0	(143,581)
Weighted average exercise price, option outstanding, Beginning Balance	$ 0.55	$ 0.411	$ 0.26
Warrants, weighted average exercise price, options granted	4.61	1.67	1.64
Weighted average exercise price, option outstanding, Ending Balance	$ 0.98	$ 0.55	$ 0.411
Number of shares, Options Outstanding, Beginning	$ 2,545,765	$ 1,708,677	$ 982,326
Number of shares, Options Outstanding, granted	2,420,750	837,087	808,020
Number of shares, options outstanding, exercised	$ (146,972)	$ 0	$ 0
Warrants,Weighted average exercise price, Options cancelled/forfeited	$ 0.50	$ 0	$ 1.00
Number of shares, Options Outstanding, Ending	$ 4,819,543	$ 2,545,765	$ 1,708,677
Number of shares, Options Outstanding, forfeitures		$ 0	$ (81,668)